CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Issued capital [member]	Issued Capital Adjustment [Member]	Share premium [member]	Treasury shares [member]	Treasury Shares Adjustment [Member]	Treasury Shares Cost [Member]	Statutory reserve [member]	Voluntary Reserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity Subtotal [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 46	$ 260	$ 510	$ 1	$ 1	$ (44)	$ 42	$ 422	$ (18)	$ (29)	$ 726	$ 1,917	$ 492	$ 2,409
IfrsStatementLineItems [Line Items]
Legal and voluntary reserve constitution							19	707			(726)
Capital reduction				(9)	(59)	140		(72)					(19)	(19)
Treasury shares acquisition	(8)	(59)	6	8	59	(102)						(96)	(8)	(104)
Dividens ditribution													(9)	(9)
Profit of the year											(367)	(367)	(101)	(468)
Other comprehensive income of the year										(21)	(5)	(26)	(14)	(40)
Ending balance, value at Dec. 31, 2020	38	201	516		1	(6)	61	1,057	(18)	(50)	(372)	1,428	341	1,769
IfrsStatementLineItems [Line Items]
Legal and voluntary reserve constitution								(372)			372
Capital reduction				(2)	(10)	38		(26)
Treasury shares acquisition	(2)	(10)		2	10	(39)						(39)		(39)
Stock compensation plans									3			3		3
Sale of subsidiary													(334)	(334)
Profit of the year											273	273	(35)	238
Other comprehensive income of the year										98	22	120	34	154
Ending balance, value at Dec. 31, 2021	36	191	516		1	(7)	61	659	(15)	48	295	1,785	6	1,791
IfrsStatementLineItems [Line Items]
Legal and voluntary reserve constitution							(16)	311			(295)
Capital reduction						2		(2)
Treasury shares acquisition						(18)						(18)		(18)
Profit of the year											456	456	1	457
Other comprehensive income of the year										33	21	54		54
Ending balance, value at Dec. 31, 2022	$ 36	$ 191	$ 516		$ 1	$ (23)	$ 45	$ 968	$ (15)	$ 81	$ 477	$ 2,277	$ 7	$ 2,284